Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income (loss) before income tax expense	(818,628)	(753,437)	(713,307)

Current tax expense	11,065	5,445	5,558
Deferred tax benefits	(8,360)	(8,655)	(8,644)
Total income tax expense (benefits)	2,705	(3,210)	(3,086)

Schedule of Effective Income Tax Rate Reconciliation

The income tax expense for each of the years ended December 31, 2022, 2023 and 2024 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2022	2023	2024
PRC statutory income tax rate (i)	25%	25%	25%
Permanent differences	-12%	-15%	-18%
Tax effect of different tax rate of different jurisdictions	0%	0%	2%
Tax effect of Super Deduction and others	1%	0%	0%
Changes in valuation allowance	-14%	-10%	-9%
Effective tax rates	0%	0%	0%

(i) The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Net operating loss carry forwards	664,985	708,089
Inventory valuation allowance	16,752	10,860
Accrued expenses and others	26,389	29,044
Total deferred tax assets	708,126	747,993
Less: valuation allowance	(706,751)	(746,612)
Deferred tax assets, net	1,375	1,381

The Group's deferred tax liability was as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Related to acquired intangible assets	111,591	92,678
Equity method investees	—	10,628
Total deferred tax liabilities	111,591	103,306

Movement of Valuation Allowance	Movement of valuation allowance

	Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	632,378	706,751
Additions	74,373	39,861
Balance at end of the year	706,751	746,612